Borrowings (Details Narrative)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2025 SGD ($)
Schedule Of Borrowings
Carrying amount of loan	$ 2,276,603	$ 2,927,484